Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closings of the Initial Public Offering and the sale over the Over-Allotment Units, the Sponsor purchased an aggregate of 465,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $4,650,000. Each Private Placement Unit consists of one ordinary share (“Private Placement Unit”) and one right (“Private Placement Right”). Each Private Placement Right entitles the holder to receive one-tenth (1/10) of one ordinary share at the closing of a Business Combination. A portion of the proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placements Units and all underlying securities will expire worthless.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closings of the Initial Public Offering and the sale over the Over-Allotment Units, the Sponsor purchased an aggregate of 465,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $4,650,000. Each Private Placement Unit consists of one ordinary share (“Private Placement Unit”) and one right (“Private Placement Right”). Each Private Placement Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination. A portion of the proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placements Units and all underlying securities will expire worthless.